Cover	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
File Number	333-240750
Registrant Name	BYMAX CORP.
Entity Central Index Key	0001796297
Tax Identification Number	98-1519197
Incorporation State Country Code	NV
Address Line1	North District Sunshine Home Unit 2, Floor 6, Ste. #201
Address City	Manzhouli City
Address Country	CN
Postal Zip Code	021400
City Area Code	646
Local Phone Number	970-7560
Written Communications	false
Soliciting Material	false
Pre- Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false